                         METLIFE INSURANCE COMPANY USA

                 METLIFE INVESTORS USA VARIABLE LIFE ACCOUNT A
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

            Supplement dated December 31, 2016 to the prospectuses
             for the variable life insurance policies listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information describing the Company in the prospectuses for the variable life insurance policies listed below. Please retain this supplement for future reference.

The first paragraph of the description of the Company in the prospectus is replaced with the following:

   MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Supplement to the prospectuses for the following variable life insurance policies:

MetLife Investors USA Variable Life Account A                   MetLife of CT Fund UL for Variable Life Insurance
---------------------------------------------                   -------------------------------------------------
Equity Advantage VUL                                            Invest
                                                                MarketLife/SM/
MetLife Investors Variable Life Account One                     Portfolio Architect Life
-------------------------------------------                     MetLife Variable Life
Class VL Flexible Premium Joint and Last Survivor               MetLife Variable Life Accumulator
Variable Life Insurance Policy (Joint and Last Survivor         MetLife Variable Life Accumulator Series 2
Policy                                                          MetLife Variable Life Accumulator Series III
Class VL Flexible Premium Single Variable Life                  MetLife Variable Survivorship Life II
Insurance Policy (Single Life Policy).                          MetLife Variable Survivorship Life Insurance
Flexible Premium Variable Life Insurance( Custom-               VintageLife
Select Flex VUL)
Modified Single Premium Variable Life Insurance                 MetLife of CT Fund UL III for Variable Life Insurance
                                                                -----------------------------------------------------
                                                                Corporate Owned Variable Universal Life Insurance
                                                                Corporate Owned Variable Universal Life Insurance
                                                                2000
                                                                Corporate Owned Variable Universal Life Insurance III
                                                                Corporate Owned Variable Universal Life Insurance IV
                                                                Corporate Select

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                 SUPP-USAVL1216